Financial Risk Factors and Risk Management - Foreign Currency Exposure (Details) - Foreign Currency - EUR (€) € in Billions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK FACTORS
Exposure	€ 1.7	€ 1.4
Average
FINANCIAL RISK FACTORS
Exposure	1.6	1.3
Highest
FINANCIAL RISK FACTORS
Exposure	1.7	1.6
Lowest
FINANCIAL RISK FACTORS
Exposure	€ 1.3	€ 1.0